ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2022
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS

21.  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The changes in accumulated other comprehensive income (loss) by component, net of tax of nil, were as follows:

Foreign currency
translation
RMB
Balance as of January 1, 2020	77,904
Current year other comprehensive loss	(133,439)
Balance as of December 31, 2020	(55,535)
Current year other comprehensive loss	(34,908)
Balance as of December 31, 2021	(90,443)
Current year other comprehensive income	101,465
Balance as of December 31, 2022	11,022
Balance as of December 31, 2022, in US$	1,598